Trade and other receivables - Movement in provision for expected credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
At 1 January	$ 26,133,843
At 31 December	17,555,331	$ 26,133,843
Provision for expected credit losses | Trade receivables
Trade and other receivables
At 1 January	(2,403,782)	(1,076,678)
Charge to the profit and loss statement	(1,184,542)	(1,101,614)
At 31 December	(2,465,258)	(2,403,782)
Provision for expected credit losses | Assets classified as held for sale | Trade receivables
Trade and other receivables
Charge to the profit and loss statement	$ 1,123,066	$ (225,490)